Income Tax	12 Months Ended
Apr. 30, 2025
Disclosure of income taxes [abstract]
Income Tax [Text Block]

14. Income Tax

The following table reconciles the expected income taxes expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of loss and comprehensive loss for the years ended April 30, 2025, and 2024:

	2025	2024
	$	$
Net loss before tax	(7,850,996)	(15,948,389)
Statutory tax rate	27.00%	27.00%
Expected income recovery	(2,119,769)	(4,306,065)
Change in deferred tax assets not recognized	8,970,243	(3,686,725)
Share issuance costs	(2,018,856)	(782,849)
Foreign exchange	1,207,768	(96,891)
Change in estimate	(3,448,925)	7,497,449
Gain on spin out arrangement	(3,712,344)	-
Non-deductible items and other	1,121,883	1,375,081
Total income tax expense (recovery)	-	-

The deferred taxes assets and liabilities reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax values.  The recognized deferred tax liability and assets as at April 30, 2025, and 2024 are comprised of the following:

	2025	2024
	$	$
Non-capital loss carryforwards	14,922,051	15,439,182
Property and equipment	230,409	474,564
Exploration and evaluation assets	(15,152,460)	(15,913,746)
Net deferred tax asset (liability)	-	-

The unrecognized deductible temporary differences as at April 30, 2025, and 2024 are comprised of the following:

	2025	2024
	$	$
Non-capital loss carryforwards	70,916,626	44,301,215
Property, plant, and equipment	126,110	126,110
Equity investments	1,712,655	1,251,761
Intangible assets	-	89,875
Financing costs	11,127,563	8,796,460
Foreign exchange	265,712	-
Capital Loss	8,362,285	-
Total unrecognized deductible temporary differences	92,510,951	54,565,421

The Company has non-capital loss carry forwards of approximately $70,916,626 (2024: $44,301,215) that have not recognized in these financial statements, which may be carried forward to apply against future income for Canadian and Mexican income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

Expiry	$
2045	11,798,435
2044	-
2043	10,239,059
2042	6,534,759
2041	5,797,867
2040	-
2039	-
2038	-
2037	-
2036	-
2035	29,668,778
2034	6,877,728
2033	-
2032	-
Total	70,916,626